Summary of Significant Accounting Policies - In-app purchase (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues	$ 31,976,268	$ 83,926,614	$ 272,145,821
In-app purchase revenue
Net revenues	$ 6,470,995	$ 4,110,704